Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating Activities:
Net Income	$ 527,926	$ 557,658
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	336,126	315,154
Change in deferred taxes, net	692	(529)
(Gain) loss on sale of investments	(230)	(8,800)
(Gain) loss on sale of fixed assets	1,774	2,546
Stock Option Compensation Expense	(1,403)	12,777
Dividend income from equity method investees	28,737	14,751
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(93,529)	(62,574)
Inventories, net	(180,098)	(34,265)
Prepaid expenses, other current and non-current assets	(66,742)	22,735
Accounts receivable, related parties	(27,465)	(56,774)
Accounts payable, related parties	41,652	78,094
Accounts payable, accrued expenses and other current and non-current liabilities	(7,651)	(9,009)
Income tax payable	1,818	12,801
Net cash provided by (used in) operating activities	561,607	840,537
Investing Activities:
Purchases of property, plant and equipment	(419,259)	(333,642)
Proceeds from sale of property, plant and equipment	4,291	14,796
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(434,697)	(101,809)
Proceeds from divestitures	3,310	17,824
Net cash (used in) provided by investing activities	(846,355)	(402,831)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	137,213	64,703
Repayments of short-term borrowings and other financial liabilities	(50,583)	(62,148)
Proceeds from short-term borrowings from related parties	158,407	4,203
Repayments of short-term borrowings from related parties		(5,819)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	786,242	203,080
Repayments of long-term debt and capital lease obligations	(450,277)	(169,796)
Increase (decrease) of accounts receivable securitization program	72,000	23,000
Proceeds from exercise of stock options	40,753	36,142
Proceeds from conversion of preference shares into ordinary shares	(97,047)
Distributions to Noncontrolling interests		(117,855)
Contributions from noncontrolling interests	25,323	27,157
Cash provided by (used in) financing activities	247,370	(524,121)
Effect of exchange rate changes on cash and cash equivalents	(861)	(15,768)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(38,239)	(102,183)
Cash and cash equivalents at beginning of period	682,777	688,040
Cash and cash equivalents at end of period	$ 644,538